Income Taxes Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Federal Statutory Income Tax Rate	35.00%
Provision for Income Taxes at Statutory Rate	$ 396.5	$ 380.7	$ 298.8
Foreign rate differential	(279.6)	(156.0)	(147.2)
Impact of change in tax laws and apportionment on deferred taxes	11.7	(11.0)	(2.5)
Income tax credits	(24.8)	(79.5)	(100.3)
Manufacturing deduction	(27.0)	(31.5)	(15.8)
State income taxes, net of federal tax	0.3	2.8	(3.5)
Nondeductible expenses	17.5	5.8	4.5
Provision (reversal) of tax reserves, net	0.6	(6.4)	7.4
Tax return reassessments and settlements	3.0	(1.3)	(0.4)
Other, net	11.2	(2.0)	5.7
Provision for Income Taxes	$ 109.4	$ 101.6	$ 46.7